Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000127985 | 90470L360 | Absolute Convertible Arbitrage Fund Institutional Class, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000127985 | 27827V402 | Eaton Vance Emerging Markets Debt Opportunities Fund Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000127985 | 60055P839 | Miller Market Neutral Income Fund Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000127985 | 92648C793 | Victory Pioneer CAT Bond Fund Class Y
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000127985 | 62827P816 | Catalyst/Millburn Hedge Strategy Fund Class I
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000127985 | 024525727 | American Beacon Developing World Income Fund Class Y
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000127985 | 091936526 | BlackRock Global Equity Market Neutral Fund Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000127985 | 277923264 | Eaton Vance Global Macro Absolute Return Advantage Fund Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000127985 | 69374H428 | Pacer Aristotle Pacific Floating Rate High Income ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000127985 | 316175108 | Fidelity Government Portfolio Institutional Class, Class I
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000127985 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000127985 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000127985 | Open End Funds
Holdings [Line Items]
Percent of Net Asset Value	95.50%
C000121122 | 90470L360 | Absolute Convertible Arbitrage Fund Institutional Class, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000121122 | 27827V402 | Eaton Vance Emerging Markets Debt Opportunities Fund Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000121122 | 60055P839 | Miller Market Neutral Income Fund Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000121122 | 92648C793 | Victory Pioneer CAT Bond Fund Class Y
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000121122 | 62827P816 | Catalyst/Millburn Hedge Strategy Fund Class I
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000121122 | 024525727 | American Beacon Developing World Income Fund Class Y
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000121122 | 091936526 | BlackRock Global Equity Market Neutral Fund Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000121122 | 277923264 | Eaton Vance Global Macro Absolute Return Advantage Fund Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000121122 | 69374H428 | Pacer Aristotle Pacific Floating Rate High Income ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000121122 | 316175108 | Fidelity Government Portfolio Institutional Class, Class I
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000121122 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000121122 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000121122 | Open End Funds
Holdings [Line Items]
Percent of Net Asset Value	95.50%